Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)

Amount
December 31, 2024	$613,536
December 31, 2025	381,601
December 31, 2026	267,162
December 31, 2027	196,577
Thereafter	130,783
Total minimum lease revenue, net of address commissions	$1,589,659